Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies.
Summary of future minimum annual payments under non-cancelable operating leases

Future minimum annual payments under non-cancelable operating leases are as follows as of December 31, 2021:

Operating
Leases
Year ending December 31,
2022	$483
2023	494
2024	506
2025	518
Thereafter	665
Total minimum lease payments	$2,666